16. Pension plan (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Aggregate contributions to pension plans and retirement benefit schemes	$ 353	$ 364	$ 455	2,516	2,564	2,331